Document And Entity Information	Nov. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	LCNB CORP.
Document, Type	8-K
Document, Period End Date	Nov. 03, 2026
Entity, Incorporation, State or Country Code	OH
Entity, File Number	001-35292
Entity, Tax Identification Number	31-1626393
Entity, Address, Address Line One	2 North Broadway
Entity, Address, City or Town	Lebanon
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45036
City Area Code	513
Local Phone Number	932-1414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LCNB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001074902